Regulatory Matters - Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Tier 1 capital to average assets
Capital conservation buffer	0.0250	0.0250
Consolidated
Total capital to risk-weighted assets
Actual	$ 573,972	$ 536,549
Actual, ratio	0.1371	0.1362
Minimum for Adequately Capitalized Institutions	$ 335,014	$ 315,059
Minimum for adequately capitalized institutions, ratio	0.0800	0.0800
Tier 1 capital to risk-weighted assets
Actual	$ 481,569	$ 447,299
Actual, ratio	0.1150	0.1136
Minimum for Adequately Capitalized Institutions	$ 251,260	$ 236,294
Minimum for adequately capitalized institutions, ratio	0.0600	0.0600
Common equity tier 1 capital to risk-weighted assets
Actual	$ 443,065	$ 408,863
Actual, ratio	0.1058	0.1038
Minimum for Adequately Capitalized Institutions	$ 188,445	$ 177,221
Minimum for adequately capitalized institutions, ratio	0.0450	0.0450
Tier 1 capital to average assets
Banking regulation, tier 1 leverage capital, actual	$ 481,569	$ 447,299
Actual, ratio	0.0903	0.0886
Minimum for Adequately Capitalized Institutions	$ 213,227	$ 201,875
Minimum for adequately capitalized institutions, ratio	0.0400	0.0400
Independent Bank
Total capital to risk-weighted assets
Actual	$ 521,374	$ 480,886
Actual, ratio	0.1246	0.1222
Minimum for Adequately Capitalized Institutions	$ 334,673	$ 314,733
Minimum for adequately capitalized institutions, ratio	0.0800	0.0800
Minimum for Well-Capitalized Institutions	$ 418,341	$ 393,416
Minimum for well-capitalized institutions, ratio	0.1000	0.1000
Tier 1 capital to risk-weighted assets
Actual	$ 469,023	$ 431,685
Actual, ratio	0.1121	0.1097
Minimum for Adequately Capitalized Institutions	$ 251,005	$ 236,049
Minimum for adequately capitalized institutions, ratio	0.0600	0.0600
Minimum for Well-Capitalized Institutions	$ 334,673	$ 314,733
Minimum for well-capitalized institutions, ratio	0.0800	0.0800
Common equity tier 1 capital to risk-weighted assets
Actual	$ 469,023	$ 431,685
Actual, ratio	0.1121	0.1097
Minimum for Adequately Capitalized Institutions	$ 188,254	$ 177,037
Minimum for adequately capitalized institutions, ratio	0.0450	0.0450
Minimum for Well-Capitalized Institutions	$ 271,922	$ 255,720
Minimum for well-capitalized institutions, ratio	0.0650	0.0650
Tier 1 capital to average assets
Banking regulation, tier 1 leverage capital, actual	$ 469,023	$ 431,685
Actual, ratio	0.0880	0.0856
Minimum for Adequately Capitalized Institutions	$ 213,180	$ 201,820
Minimum for adequately capitalized institutions, ratio	0.0400	0.0400
Minimum for Well-Capitalized Institutions	$ 266,475	$ 252,275
Minimum for well-capitalized institutions, ratio	0.0500	0.0500